Pay vs Performance Disclosure - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The table below provides the “compensation actually paid” to our principal executive officers (“PEOs”) and the average “compensation actually paid” to our other named executive officers
(“Non-PEO
NEOs”), as calculated by SEC rules, and certain financial performance measures, in each case, for our three most recently completed fiscal years
and
the transition period.

Fiscal Year	Summary Compensation Table Total for PEOs ($)			Compensation Actually Paid to PEO ($)			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands)	Adjusted Operating Income ($ in thousands)
	Stephanie Linnartz	Colin Browne	Patrik Frisk	Stephanie Linnartz	Colin Browne	Patrik Frisk			Company TSR ($)	Peer Group TSR ($)
(a)	(b)(1)			(c)(2)			(d)(1)	(e)(2)	(f)(3)	(g)(3)	(h)(4)	(i)(4)(5)
2023	11,300,000	5,481,578	8,640,309	11,287,126	2,712,210	(5,682,435)	2,644,984	(605,281)	65.76	56.59	386,769	330,131
2022 TP	n/a	n/a	3,978,714	n/a	n/a	1,444,574	1,215,815	397,558	117.94	81.67	(59,610)	10,718
2021	n/a	n/a	15,544,913	n/a	n/a	18,161,011	4,352,657	5,337,782	146.85	98.71	360,060	529,000
2020	n/a	n/a	7,380,315	n/a	n/a	3,524,442	2,203,092	509,851	118.99	93.06	(549,177)	537

(1)
Ms. Linnartz has served as our PEO since February 27, 2023. Mr. Browne served as our PEO from June 1, 2022 through February 26, 2023. Mr. Frisk served as our PEO from January 1, 2020 through May 31, 2022. The individuals comprising the
Non-PEO
NEOs for each fiscal period presented are listed below.

Fiscal Year 2023	Transition Period	Fiscal Year 2021	Fiscal Year 2020

Kevin Plank	Kevin Plank	Kevin Plank	Kevin Plank

David Bergman	David Bergman	David Bergman	David Bergman

Massimo Baratto	Colin Browne	Colin Browne	Colin Browne

Stephanie Pugliese	Massimo Baratto	Stephanie Pugliese	Stephanie Pugliese

Tchernavia Rocker	Stephanie Pugliese

Tchernavia Rocker

(2)
The values included in these columns for the “compensation actually paid” to each PEO and the average compensation actually paid to our
Non-PEO
NEOs have been calculated in accordance with Item 402(v) of Regulation
S-K.
For each fiscal period, the values included in the columns for the “compensation actually paid” to each PEO and the average “compensation actually paid” to our
Non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	PEOs ($)						Average for Non-PEO NEOs ($)
	Stephanie Linnartz	Colin Browne	Patrik Frisk
	FY2023	FY2023	FY2023	2022 TP	FY2021	FY2020	FY2023	2022 TP	FY2021	FY2020
Summary Compensation Table Total	11,300,000	5,481,578	8,640,309	3,978,714	15,544,913	7,380,315	2,644,984	1,215,815	4,352,657	2,203,092
Adjustments to the Summary Compensation Table Total to Calculate Compensation Actually Paid
Deduct: Grant date fair value of equity awards in fiscal year as reported in Summary Compensation Table	11,000,000	3,875,000	—	3,500,000	10,000,000	5,250,000	1,225,000	1,041,667	2,437,500	1,203,125
Add: Fair value of equity awards granted in covered fiscal year at end of year	10,987,126	2,510,891	—	3,766,267	9,390,957	6,502,114	654,000	1,120,916	2,289,051	1,375,314
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards in prior fiscal years that vested during covered fiscal year	—	(431,006)	(680,607)	(967,082)	1,491,113	(1,339,806)	(290,807)	(174,198)	239,671	(204,231)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	—	(974,253)	—	(1,833,325)	1,734,028	(3,768,181)	(2,010,985)	(723,308)	893,903	(1,661,199)
Add For awards that are granted and vest in the same year the fair value as of the vesting date	—	—	—	—	—	—	—	—	—	—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	13,642,137	—	—	—	377,473	—	—	—
Add: Dividends or other earnings paid on equity awards in covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—	—	—	—	—

Compensation Actually Paid	11,287,126	2,712,210	(5,682,435)	1,444,574	18,161,011	3,524,442	(605,281)	397,558	5,337,782	509,851

(3)
“TSR” stands for Total Stockholder Return. The Peer Group TSR shown in this table uses the S&P 500 Apparel, Accessories & Luxury Goods Index, which we also use in the stock performance graph required by Item 201(e) of Regulation
S-K
for the years reflected in the table above. The dollar amounts in columns (f) and (g) represent the value at the end of the applicable year of an assumed $100 investment in the company’s Class A Stock and the S&P 500 Apparel, Accessories & Luxury Goods Index, respectively, on the last trading day of 2019, assuming reinvestment of dividends.

(4)	Net income and adjusted operating income are rounded to the nearest hundred thousand.

(5)	Adjusted operating income is calculated as described in Appendix B.

Company Selected Measure Name		Adjusted operating income
Named Executive Officers, Footnote [Text Block]	Ms. Linnartz has served as our PEO since February 27, 2023. Mr. Browne served as our PEO from June 1, 2022 through February 26, 2023. Mr. Frisk served as our PEO from January 1, 2020 through May 31, 2022. The individuals comprising the
Non-PEO
NEOs for each fiscal period presented are listed below.

Fiscal Year 2023	Transition Period	Fiscal Year 2021	Fiscal Year 2020

Kevin Plank	Kevin Plank	Kevin Plank	Kevin Plank

David Bergman	David Bergman	David Bergman	David Bergman

Massimo Baratto	Colin Browne	Colin Browne	Colin Browne

Stephanie Pugliese	Massimo Baratto	Stephanie Pugliese	Stephanie Pugliese

Tchernavia Rocker	Stephanie Pugliese

Tchernavia Rocker

Peer Group Issuers, Footnote [Text Block]		The Peer Group TSR shown in this table uses the S&P 500 Apparel, Accessories & Luxury Goods Index,
Adjustment To PEO Compensation, Footnote [Text Block]	The values included in these columns for the “compensation actually paid” to each PEO and the average compensation actually paid to our
Non-PEO
NEOs have been calculated in accordance with Item 402(v) of Regulation
S-K.
For each fiscal period, the values included in the columns for the “compensation actually paid” to each PEO and the average “compensation actually paid” to our
Non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	PEOs ($)						Average for Non-PEO NEOs ($)
	Stephanie Linnartz	Colin Browne	Patrik Frisk
	FY2023	FY2023	FY2023	2022 TP	FY2021	FY2020	FY2023	2022 TP	FY2021	FY2020
Summary Compensation Table Total	11,300,000	5,481,578	8,640,309	3,978,714	15,544,913	7,380,315	2,644,984	1,215,815	4,352,657	2,203,092
Adjustments to the Summary Compensation Table Total to Calculate Compensation Actually Paid
Deduct: Grant date fair value of equity awards in fiscal year as reported in Summary Compensation Table	11,000,000	3,875,000	—	3,500,000	10,000,000	5,250,000	1,225,000	1,041,667	2,437,500	1,203,125
Add: Fair value of equity awards granted in covered fiscal year at end of year	10,987,126	2,510,891	—	3,766,267	9,390,957	6,502,114	654,000	1,120,916	2,289,051	1,375,314
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards in prior fiscal years that vested during covered fiscal year	—	(431,006)	(680,607)	(967,082)	1,491,113	(1,339,806)	(290,807)	(174,198)	239,671	(204,231)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	—	(974,253)	—	(1,833,325)	1,734,028	(3,768,181)	(2,010,985)	(723,308)	893,903	(1,661,199)
Add For awards that are granted and vest in the same year the fair value as of the vesting date	—	—	—	—	—	—	—	—	—	—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	13,642,137	—	—	—	377,473	—	—	—
Add: Dividends or other earnings paid on equity awards in covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—	—	—	—	—

Compensation Actually Paid	11,287,126	2,712,210	(5,682,435)	1,444,574	18,161,011	3,524,442	(605,281)	397,558	5,337,782	509,851

Non-PEO NEO Average Total Compensation Amount	$ 1,215,815	$ 2,644,984	$ 4,352,657	$ 2,203,092
Non-PEO NEO Average Compensation Actually Paid Amount	397,558	$ (605,281)	5,337,782	509,851
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The values included in these columns for the “compensation actually paid” to each PEO and the average compensation actually paid to our
Non-PEO
NEOs have been calculated in accordance with Item 402(v) of Regulation
S-K.
For each fiscal period, the values included in the columns for the “compensation actually paid” to each PEO and the average “compensation actually paid” to our
Non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

	PEOs ($)						Average for Non-PEO NEOs ($)
	Stephanie Linnartz	Colin Browne	Patrik Frisk
	FY2023	FY2023	FY2023	2022 TP	FY2021	FY2020	FY2023	2022 TP	FY2021	FY2020
Summary Compensation Table Total	11,300,000	5,481,578	8,640,309	3,978,714	15,544,913	7,380,315	2,644,984	1,215,815	4,352,657	2,203,092
Adjustments to the Summary Compensation Table Total to Calculate Compensation Actually Paid
Deduct: Grant date fair value of equity awards in fiscal year as reported in Summary Compensation Table	11,000,000	3,875,000	—	3,500,000	10,000,000	5,250,000	1,225,000	1,041,667	2,437,500	1,203,125
Add: Fair value of equity awards granted in covered fiscal year at end of year	10,987,126	2,510,891	—	3,766,267	9,390,957	6,502,114	654,000	1,120,916	2,289,051	1,375,314
Add: Change in fair value from end of prior fiscal year to vesting date for equity awards in prior fiscal years that vested during covered fiscal year	—	(431,006)	(680,607)	(967,082)	1,491,113	(1,339,806)	(290,807)	(174,198)	239,671	(204,231)
Add: Change in fair value from end of prior fiscal year to end of covered fiscal year for equity awards made in prior fiscal years that were unvested at end of covered fiscal year	—	(974,253)	—	(1,833,325)	1,734,028	(3,768,181)	(2,010,985)	(723,308)	893,903	(1,661,199)
Add For awards that are granted and vest in the same year the fair value as of the vesting date	—	—	—	—	—	—	—	—	—	—
Deduct: Fair value of equity awards forfeited in covered fiscal year determined at end of prior fiscal year	—	—	13,642,137	—	—	—	377,473	—	—	—
Add: Dividends or other earnings paid on equity awards in covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—	—	—	—	—	—	—	—

Compensation Actually Paid	11,287,126	2,712,210	(5,682,435)	1,444,574	18,161,011	3,524,442	(605,281)	397,558	5,337,782	509,851

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the company considers to have been the most important in linking “compensation actually paid” to each PEO and other named executive officers for fiscal year 2023 to company performance. See “Compensation Disclosure and Analysis” and Appendix B for more information.

Fiscal Year 2023 Financial Performance Measures

Adjusted Operating Income

Currency Neutral Net Revenue

Net Revenue

Total Shareholder Return Amount	117.94	$ 65.76	146.85	118.99
Peer Group Total Shareholder Return Amount	81.67	56.59	98.71	93.06
Net Income (Loss)	$ (59,610,000)	$ 386,769,000	$ 360,060,000	$ (549,177,000)
Company Selected Measure Amount	10,718,000	330,131,000	529,000,000	537,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Operating Income
Non-GAAP Measure Description [Text Block]		Adjusted operating income is calculated as described in Appendix B.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Currency Neutral Net Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Net Revenue
Stephanie Linnartz [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 11,300,000
PEO Actually Paid Compensation Amount		$ 11,287,126
PEO Name		Ms. Linnartz
Colin Browne [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 5,481,578
PEO Actually Paid Compensation Amount		$ 2,712,210
PEO Name		Mr. Browne
Patrik Frisk [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,978,714	$ 8,640,309	$ 15,544,913	$ 7,380,315
PEO Actually Paid Compensation Amount	1,444,574	$ (5,682,435)	18,161,011	3,524,442
PEO Name		Mr. Frisk
PEO [Member] | Stephanie Linnartz [Member] | Grant Date Fair Value Of Equity Awards In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 11,000,000
PEO [Member] | Stephanie Linnartz [Member] | Fair Value Of Equity Awards Granted In Covered Fiscal Year At End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,987,126
PEO [Member] | Colin Browne [Member] | Grant Date Fair Value Of Equity Awards In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,875,000
PEO [Member] | Colin Browne [Member] | Fair Value Of Equity Awards Granted In Covered Fiscal Year At End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,510,891
PEO [Member] | Colin Browne [Member] | Change In Fair Value From End Of Prior Fiscal Year to Vesting Date For Equity Awards in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(431,006)
PEO [Member] | Colin Browne [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Equity Awards Made In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(974,253)
PEO [Member] | Patrik Frisk [Member] | Grant Date Fair Value Of Equity Awards In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,500,000		10,000,000	5,250,000
PEO [Member] | Patrik Frisk [Member] | Fair Value Of Equity Awards Granted In Covered Fiscal Year At End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,766,267		9,390,957	6,502,114
PEO [Member] | Patrik Frisk [Member] | Change In Fair Value From End Of Prior Fiscal Year to Vesting Date For Equity Awards in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(967,082)	(680,607)	1,491,113	(1,339,806)
PEO [Member] | Patrik Frisk [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Equity Awards Made In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,833,325)		1,734,028	(3,768,181)
PEO [Member] | Patrik Frisk [Member] | Fair Value of Equity Awards Forfeited In Covered Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		13,642,137
Non-PEO NEO [Member] | Grant Date Fair Value Of Equity Awards In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,041,667	1,225,000	2,437,500	1,203,125
Non-PEO NEO [Member] | Fair Value Of Equity Awards Granted In Covered Fiscal Year At End Of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,120,916	654,000	2,289,051	1,375,314
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Fiscal Year to Vesting Date For Equity Awards in Prior Fiscal Years that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(174,198)	(290,807)	239,671	(204,231)
Non-PEO NEO [Member] | Change In Fair Value From End Of Prior Fiscal Year To End Of Covered Fiscal Year For Equity Awards Made In Prior Fiscal Years That Were Unvested At End Of Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (723,308)	(2,010,985)	$ 893,903	$ (1,661,199)
Non-PEO NEO [Member] | Fair Value of Equity Awards Forfeited In Covered Fiscal Year Determined At End Of Prior Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 377,473